Short term loans	9 Months Ended
Jun. 30, 2025
Short term loans
Short term loans
10.	Short term loans

As of June 30, 2025, and September 30, 2024, short term loans consist of:

	June 30, 2025	September 30, 2024
Short term loans	-	-
Vendor take back	-	1,630
	-	1,630

The company paid back the VTB liability along with interest in the month of December 2024.

Closing balance as at September 30, 2023 (Short term: $3,457. Long term: $nil)	3,457
Repaid in period	(1,879)
Interest accretion	52
Closing balance as at September 30, 2024 (Short term: $1,630 Long term: $nil)	1,630
Interest accretion	16
Repaid in period	(1,646)
Closing balance as at December 31, 2024 (Short term: $1,630 Long term: $nil)	-